Business Combination (Details Narrative) - D. Boral ARC Acquisition I Corp. [Member]	Jan. 11, 2026 USD ($) $ / shares shares
Business Combination [Line Items]
Aggregate consideration | $	$ 500,000,000
New shares issued | shares	50,000,000
Share Price | $ / shares	$ 10.00